ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES

Note 6: ACCRUED EXPENSES

The composition of accrued expenses is summarized below:

	October 31, 2023	April 30, 2023
Accrued payroll	$1,929,686	$1,535,186
Accrued bonus	1,983,178	1,720,606
Accrued professional fees	35,000	490,424
Other accrued expenses	1,099,254	1,165,623
Total	$5,047,118	$4,911,839

Note 7: ACCRUED EXPENSES

The composition of accrued expenses is summarized below:

	April 30, 2023	April 30, 2022
Accrued payroll	$1,535,186	$921,759
Accrued bonus	1,720,606	1,014,833
Accrued professional fees	490,424	1,706,560
Other accrued expenses	1,165,623	738,749
Total	$4,911,839	$4,381,901